Long-Term Investments, Net (Details) - Schedule of Long-Term Investments, Net Consist of Investments in Non-Marketable Securities - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 13, 2024	May 28, 2024	Mar. 31, 2024
Net Investment Income [Line Items]
Net carrying value		$ 401
Investment A [Member]
Net Investment Income [Line Items]
Ownership interest		2.47%		2.47%
Net carrying value		$ 33
Investment B [Member]
Net Investment Income [Line Items]
Ownership interest		4.35%
Net carrying value		$ 368
Investment C [Member]
Net Investment Income [Line Items]
Ownership interest		4.90%	4.90%
Net carrying value	[1]

[1]	Less than $1,000